CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Revenues	€ 23,178	€ 22,338	€ 24,064
Cost of sales	(13,824)	(15,435)	(17,147)
Gross profit	9,354	6,903	6,917
Selling expenses	(6,474)	(5,312)	(6,922)
Administrative expenses	(5,129)	(4,563)	(5,178)
Research and development expenses	(5,528)	(5,683)	(5,470)
Other operating expenses	(1,844)	(3,881)	(888)
Other operating income	1,001	1,417	2,130
Operating loss	(8,620)	(11,119)	(9,411)
Finance expense	(190)	(230)	(277)
Finance income	365	38	158
Financial result	175	(192)	(119)
Loss before income tax	(8,445)	(11,311)	(9,530)
Income tax expense	(80)	(2)	(64)
Net loss	(8,525)	(11,313)	(9,594)
Other comprehensive income (loss) that may be reclassified subsequently to profit or loss	505	1,111	(237)
Total comprehensive loss	(8,020)	(10,202)	(9,831)
Loss attributable to:
Owner of the Company	(8,509)	(11,287)	(9,594)
Non-controlling interests	(16)	(26)
Net loss	(8,525)	(11,313)	(9,594)
Total comprehensive loss attributable to:
Owner of the Company	(8,004)	(10,176)	(9,831)
Non-controlling interests	(16)	(26)
Total comprehensive loss	€ (8,020)	€ (10,202)	€ (9,831)
Weighted average number of ordinary shares outstanding (in shares)	3,720,000	3,720,000	3,720,000
Loss per share - basic/ diluted (EUR) (in euros per share)	€ (2.29)	€ (3.04)	€ (2.58)